Disclosures on equity (Details 5) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests		$ 12,408	$ 10,118	$ 6,817
Interim Dividend		157,774	44,986	211,224
Special dividend		399,998	100,000	0
Dividends payable		27,681	4,369	66,891
Owners of the Parent		585,453	149,355	278,115
Dividends discounted from equity for the period	[1]	597,861	159,473	284,932
Ajay SQM Chile S.A. Dividends [member]
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests		0	556	882
Ajay SQM Chile S.A Payable Dividend [member]
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests		577	682	0
Soquimich Comercial S.A. Interim Dividend [member]
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests		5,904	5,904	3,936
Soquimich Comercial S.A. Payable Dividend [member]
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests		$ 5,927	$ 2,976	$ 1,999

[1]	See Note 19.7